S000095480 [Member] Annual Fund Operating Expenses - Nuveen International Aggregate Bond ETF - Nuveen International Aggregate Bond ETF	Sep. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.07%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	0.11%

[1]	Other Expenses are estimated for the current fiscal year.